FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets and Liabilities Measured at Estimated Fair Value on a Recurring Basis

A summary of assets and liabilities as of March 31, 2014 and December 31, 2013 measured at estimated fair value on a recurring basis is as follows (in thousands):

	Level 1	Level 2	Level 3	Total Fair
	Inputs	Inputs	Inputs	Value
March 31, 2014:
Financial assets:
Securities available-for-sale	$ -	$459,504	$ -	$459,504
December 31, 2013:
Financial assets:
Securities available-for-sale	$ -	$456,525	$ -	$456,525

Assets and liabilities as of December 31, 2013 and 2012 measured at estimated fair value on a recurring basis were as follows (in thousands):

	Level 1	Level 2	Level 3	Total Fair
	Inputs	Inputs	Inputs	Value
December 31, 2013:
Financial assets:
Securities available-for-sale	$ -	$456,525	$ -	$456,525
December 31, 2012:
Financial assets:
Securities available-for-sale	$ -	$465,664	$755	$466,419

Schedule of Gains and Losses for All Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents a reconciliation and income statement classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012 (in thousands):

	2013	2012
Available-for-sale securities
Beginning balance	$ 755	$553
Total unrealized gains (losses) included in:
Net income	712	-
Other comprehensive income	-	207
Purchases, sales, issuances and settlements, net	(1,467)	(5)
Transfers in and (out) of Level 3	-	-
Ending balance	$ -	$755

Schedule of Assets Measured at Fair Value on a Nonrecurring Basis

A summary of assets as of March 31, 2014 and December 31, 2013 measured at estimated fair value on a non-recurring basis were as follows:

	Level 1	Level 2	Level 3	Total Fair
	Inputs	Inputs	Inputs	Value
March 31, 2014:
Assets:
Impaired loans	$ -	$ -	$ 7,510	$ 7,510
Loans held for sale	-	1,303	-	1,303
Other real estate owned	-	-	5,948	5,948
December 31, 2013:
Assets:
Impaired loans	$ -	$ -	$ 7,499	$ 7,499
Loans held for sale	-	3,098	-	3,098
Other real estate owned	-	-	6,826	6,826

Assets as of December 31, 2013 and 2012 measured at estimated fair value on a non-recurring basis were as follows:

	Level 1	Level 2	Level 3	Total Fair
	Inputs	Inputs	Inputs	Value
December 31, 2013:
Assets:
Impaired loans	$ -	$ -	$7,499	$7,499
Loans held-for-sale	-	3,098	-	3,098
Other real estate owned	-	-	6,826	6,826
December 31, 2012:
Assets:
Impaired loans	$ -	$ -	$8,709	$8,709
Loans held-for-sale	-	4,678	-	4,678
Other real estate owned	-	-	8,580	8,580

Schedule of Carrying Amount and Fair Value of Assets and Liabilities

The carrying amount and fair value of assets and liabilities as of March 31, 2014 and December 31, 2013 were as follows (in thousands):

	Carrying	Level 1	Level 2	Level 3	Fair
	Amount	Inputs	Inputs	Inputs	Value
As of March 31, 2014:
Financial assets:
Cash and cash equivalents	$ 27,212	$ 27,212	$ -	$ -	$ 27,212
Interest-bearing deposits in other banks	30,211	30,211	-	-	30,211
Investment securities	459,504	-	459,504	-	459,504
Loans, net of allowance	589,060	-	597,581	7,510	605,091
Loans held-for-sale	1,303	-	1,303	-	1,303
Accrued interest receivable	5,183	-	5,183	-	5,183
Federal Reserve Bank and Federal Home Loan Bank Stock	5,684	-	5,684	-	5,684
Other real estate owned	5,948	-	-	5,948	5,948
Bank-owned life insurance	22,572	-	22,572	-	22,572
Financial liabilities:				-
Deposits	986,051	-	986,987	-	986,987
Short-term borrowings	43,243	-	43,243	-	43,243
Other borrowings	50,790	-	51,086	-	51,086
Other liabilities	5,597	-	5,597	-	5,597
Off-balance sheet arrangements				-
Commitments to extend credit	85,246	-	85,246	-	85,246
Standby letters of credit	3,555	-	3,555	-	3,555

As of December 31, 2013:
Financial assets
Cash and cash equivalents	$ 25,249	$25,249	$ -	$ -	$ 25,249
Interest-bearing deposits in other banks	21,865	21,865	-	-	21,865
Investment securities	456,525	-	456,525	-	456,525
Loans, net of allowance	572,418	-	570,862	7,499	578,361
Loans held for sale	3,098	-	3,098	-	3,098
Accrued interest receivable	5,011	-	5,011	-	5,011
Federal Reserve Bank and Federal Home Loan Bank Stock	5,684	-	5,684	-	5,684
Other real estate owned	6,826	-	-	6,826	6,826
Bank-owned life insurance	22,466	-	22,466	-	22,466
Financial liabilities				-
Deposits	968,530	-	969,520	-	969,520
Short-term borrowings	36,808	-	36,808	-	36,808
Other borrowings	51,167	-	49,638	-	49,638
Other liabilities	5,361	-	5,361	-	5,361
Off-balance sheet arrangements				-
Commitments to extend credit	87,698	-	87,698	-	87,698
Standby letters of credit	4,266	-	4,266	-	4,266

The carrying amount and fair value of assets and liabilities as of December 31, 2013 and 2012 were as follows (in thousands):

	Carrying	Level 1	Level 2	Level 3	Fair
	Amount	Inputs	Inputs	Inputs	Value
As of December 31, 2013:
Financial assets:
Cash and cash equivalents	$ 25,249	$25,249	$ -	$ -	$ 25,249
Interest-bearing deposits in other banks	21,865	21,865	-	-	21,865
Investment securities	456,525	-	456,525	-	456,525
Loans, net of allowance	572,418	-	570,862	7,499	578,361
Loans held-for-sale	3,098	-	3,098	-	3,098
Accrued interest receivable	5,011	-	5,011	-	5,011
Federal Reserve Bank and Federal Home Loan Bank Stock	5,684	-	5,684	-	5,684
Other real estate owned	6,826	-	-	6,826	6,826
Bank owned life insurance	22,466	-	22,466	-	22,466
Financial liabilities:				-
Deposits	968,530	-	969,520	-	969,520
Short-term borrowings	36,808	-	36,808	-	36,808
Other borrowings	51,167	-	49,638	-	49,638
Other liabilities	5,361	-	5,361	-	5,361
Off-balance sheet arrangements				-
Commitments to extend credit	87,698	-	87,698	-	87,698
Standby letters of credit	4,266	-	4,266	-	4,266

As of December 31, 2012:
Financial assets
Cash and cash equivalents	$ 28,199	$28,199	$ -	$ -	$ 28,199
Interest bearing deposits in other banks	41,849	41,849	-	-	41,849
Investment securities	466,419	-	465,664	755	466,419
Loans, net of allowance	541,497	-	547,110	8,709	555,819
Loans held for sale	4,678	-	4,678	-	4,678
Accrued interest receivable	5,021	-	5,021	-	5,021
Federal Reserve Bank and Federal Home Loan Bank Stock	5,684	-	5,684	-	5,684
Other real estate owned	8,580	-	-	8,580	8,580
Bank owned life insurance	21,958	-	21,958	-	21,958
Financial liabilities				-
Deposits	964,839	-	966,396	-	966,396
Short-term borrowings	38,844	-	38,844	-	38,844
Other borrowings	48,719	-	50,211	-	50,211
Other liabilities	11,783	-	11,783	-	11,783
Off-balance sheet arrangements				-
Commitments to extend credit	89,144	-	89,144	-	89,144
Standby letters of credit	3,844	-	3,844	-	3,844